Related Party Transactions and Balances	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

23. RELATED PARTY TRANSACTIONS AND BALANCES

A.	Loans to related parties - Loans to and related parties of the Company, and outstanding balances were as follows:

	Loans made to Related Parties		Loans Receivable from Related Parties
	During the nine months ended September 30,		As of September 30,	As of December 31,
	2017	2016	2017	2016
	(Unaudited)	(Unaudited)	(Unaudited)
Related companies of non-controlling investors of Feng Hui	$6,731,882	$—	$3,606,365	$—

Interest income derived from the above loans to related parties were $249,790 and nil for the nine months ended September 30, 2017 and 2016, respectively. These loans were made in the normal course of the Company’s lending operation. The interest rate on the above loans was 12% for the nine months ended September 30, 2017. As of September 30, 2017 and December 31, 2016, a specific provision for loan losses of $360,636 and nil was provided for the loans receivable from related parties, respectively.

B.	Guarantees

-	Guarantees of the loans receivable provided by the Company’s shareholders and related parties of the Company, and outstanding balances were as follows:

	For the nine Months ended September 30,		September 30,	December 31,
Shareholders and related parties	2017	2016	2017	2016
	(Unaudited)	(Unaudited)	(Unaudited)

Non-controlling shareholders of the Company	64,671,145	93,656,661	57,234,519	39,886,130
Related companies of a non-controlling shareholder of the Company	44,696,389	25,432,342	37,480,653	46,456,542
	$109,367,534	$119,089,003	$94,715,172	$86,342,672

-	Guarantees of the short-term bank loans of the Company provided by the Company’s shareholders as of September 30, 2017 and December 31, 2016 were as follows:

As of September 30, 2017:

Bank name	Aggregated Principal	As of September 30, 2017	Shareholders and related parties
	(Unaudited)	(Unaudited)
Tianshan Rural Commercial Bank	$8,264,587	$6,754,203	General manager of the Company and a non-controlling shareholder of the Company
Bank of Urumqi Co., Ltd	1,502,652	1,502,652	General manager of the Company and a non-controlling shareholder of the Company
Shanghai Pudong Development Bank	3,456,100	3,456,100	General manager of the Company and non-controlling shareholders of the Company
	$13,223,339	$11,712,955

As of December 31, 2016:

Bank name	Aggregated Principal	As of December 31, 2016	Shareholders and related parties
Tianshan Rural Commercial Bank	$8,639,593	$2,879,864	General manager of the Company and a non-controlling shareholder of the Company
Bank of Urumqi Co., Ltd	1,439,932	1,439,932	General manager of the Company and a non-controlling shareholder of the Company
Shanghai Pudong Development Bank	3,311,845	3,311,845	General manager of the Company and non-controlling shareholders of the Company
	$13,391,370	$7,631,641

-	Guarantees of the secured loans and loans from a cost investment investee of the Company provided by the Company’s shareholders and related parties of the Company were as follows:

As of September 30, 2017:

Lender name	Principal	As of September 30, 2017	Shareholders and related parties
	(Unaudited)	(Unaudited)
China Great Wall Assets Management Co. Ltd.	$14,996,469	$14,996,469	Non-controlling shareholders of the Company
Xinjiang Microcredit Refinancing Co., Ltd.	15,026,522	15,026,522	Non-controlling shareholders of the Company
	$30,022,991	$30,022,991

As of December 31, 2016:

Lender name	Principal	As of December 31, 2016	Shareholders and related parties
China Great Wall Assets Management Co. Ltd.	$37,495,842	$14,370,526	Non-controlling shareholders of the Company
Xinjiang Microcredit Refinancing Co., Ltd.	28,798,648	14,399,325	Non-controlling shareholders of the Company
	$66,294,490	$28,769,851

23. RELATED PARTY TRANSACTIONS AND BALANCES

A.	Loans to related parties- Loans to and related parties of the Company, and outstanding balances were as follows:

	Loans made to Related Parties		Loans Receivable from Related Parties
	During the years ended December 31,		As of December 31,	As of December 31,
	2016	2015	2016	2015
Employees of the Company	$-	$2,445,094	$-	$1,113,730

Interest income derived from the above loans to related parties were $133,891 and $531,559 for the years ended December 31, 2016 and 2015, respectively. These loans were made in the normal course of the Company’s lending operation. The interest rates on the above loans ranged between nil~nil and 21.36%~24.00% for the years ended December 31, 2016 and 2015, respectively. As of December 31, 2016 and 2015, a general provision for loan losses of nil and $11,137 was provided for the loans receivable from related parties.

B.	Loans from a related party- Loans from a former shareholder of the Company that were outstanding during the years ended December 31, 2016 and 2015 are as follows:

Creditor	Entrust Bank Name	Interest Rate	Term	Principal	As of December 31, 2016	As of December 31, 2015
A non-controlling shareholder of the Company (until May 5, 2015)	China Merchants Bank	Fixed annual rate of 12%	From January 27, 2015 to December 26, 2015	$1,605,446	$-	$1,605,446

The outstanding of loan from a related party was nil and $1,605,446 as of December 31, 2016 and 2015, respectively.

For the year ended December 31, 2015, Feng Hui was granted loans from China Merchants Bank which were entrusted by a former related party of Feng Hui, Urumqi Changhe Financing Guarantee Co., Ltd (“Changhe”), who was a shareholder of Feng Hui before May 5, 2015. After Changhe ceased to be Feng Hui’s shareholder, it entrusted Tianshan Rural Commercial Bank to grant Feng Hui more loans. The interest expenses incurred on loans provided by Changhe were $61,542 for the year ended December 31, 2015.

C.	Guarantees

-	Guarantees of the loans receivable provided by the Company’s shareholders and related parties of the Company, and outstanding balances were as follows:

	For the years ended December 31,		As of December 31,	As of December 31,
Shareholders and related parties	2016	2015	2016	2015
Non-controlling shareholders of the Company	$110,504,045	$65,943,681	$39,886,130	$43,416,978
Legal representative of the Company and a non-controlling shareholder of the Company	-	907,077	-	870,342
Related companies of a non-controlling shareholder of the Company	62,383,161	25,382,096	46,456,542	7,005,869
Employee of the Company	75,255	481,634	-	-
Management of non-controlling shareholders of the Company	-	3,729,450	-	3,578,416
	$172,962,461	$96,443,938	$86,342,672	$54,871,605

-	Guarantees of the short-term bank loans of the Company provided by the Company’s shareholders as of December 31, 2016, and 2015 were 7,631,641 and nil, respectively. Details were as follows:

Bank name	Aggregated Principal	As of December 31, 2016	Shareholders and related parties
Tianshan Rural Commercial Bank	$8,639,593	$2,879,864	General manager of the Company and a non-controlling shareholder of the Company
Bank of Urumqi Co., Ltd	1,439,932	1,439,932	General manager of the Company and a non-controlling shareholder of the Company
Shanghai Pudong Development Bank	3,311,845	3,311,845	General manager of the Company and non-controlling shareholders of the Company
	$13,391,370	$7,631,641

-	Guarantees of the secured loans and loans from a cost investment investee of the Company provided by the Company’s shareholders and related parties of the Company were as follows:

As of and for the year ended December 31, 2016:

Lender name	Principal	As of December 31, 2016	Shareholders and related parties
China Great Wall Assets Management Co. Ltd.	$37,495,842	$14,370,526	Non-controlling shareholders of the Company
Xinjiang Microcredit Refinancing Co., Ltd.	28,798,648	14,399,325	Non-controlling shareholders of the Company
	$66,294,490	$28,769,851

As of and for the year ended December 31, 2015:

Lender name	Principal	As of December 31, 2015	Shareholders and related parties
China Great Wall Assets Management Co. Ltd.	$40,896,132	$24,739,282	Non-controlling shareholders of the Company
Xinjiang Microcredit Refinancing Co., Ltd.	15,404,285	15,404,285	Non-controlling shareholders of the Company
	$56,300,417	$40,143,567

D.	Amount due from a related party

The following is a summary of amounts due from a related party as of December 31, 2016, and 2015:

	December 31,	December 31,
	2016	2015
A related company of non-controlling shareholders of the Company	$-	$1,653,839

E.	Sale of loans receivable to a related party

On November 26, 2015, the Company sold loan receivables totaling RMB 56,100,000 (approximately $9,006,000) to Xinjiang Feng Hui Zhengxin Assets Management Co., Limited ("Zhengxin") for RMB 56,100,000 (approximately $9,006,000) without recourse and received in return fixed cash payments totaling RMB 45,363,776 (approximately $7,282,000) as of December 31, 2015. The fair value of loan receivables at the time sold was RMB 52,767,000 (approximately $8,471,000) and the Company has recognized a capital gain of RMB 3,333,000 (approximately $535,000) in additional paid-in capital. As of December 31, 2015, the outstanding amount due from Zhengxin was RMB 10,736,224 (approximately $1,654,000), which was received from Zhengxin in January 2016.